Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
31.	Related party transactions
a)	Loan receivable agreements

The Company has entered into separate shareholder loan agreements with two (December 31, 2019 – two) employees of the Company. The loans bear interest at rates ranging from 0-1.5% per annum and are secured by each employee’s shareholdings in the Company. The loans are each repayable in full upon the departure of an individual employee from employment, a change in control of the Company or sale of the Company. During the year ended December 31, 2020, $61 thousand was repaid by one of the employees. As at December 31, 2020, $0.1 million (December 31, 2019 - $0.2 million), had been advanced under these loan agreements.

b)	Related party transactions and balances
	Transactions		Balance outstanding
	Year ended December 31	Year ended December 31	December 31	December 31
	2020	2019	2020	2019
Marketing, brand research and development (a)	1,144	3,117	—	(265)
Legal services (b)	2,462	3,895	(510)	(397)
	3,606	7,012	(510)	(662)
(a)	A former member of the Board of Directors controls a company that provides marketing, brand research and development services.
(b)	A member of the Board of Directors was a partner at a law firm prior to his departure which provides legal services to the Company.

All transactions were conducted at the exchange amount agreed to with the related parties.

a)	Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Salaries and short-term benefits	1,944	3,295	1,237
Share-based compensation	7,629	23,715	2,414
	9,573	27,010	3,651